SHARE CAPITAL (Details Narrative)																																														1 Months Ended		2 Months Ended	3 Months Ended					5 Months Ended		6 Months Ended				12 Months Ended				24 Months Ended
	Apr. 30, 2022 USD ($) $ / shares $ / shares shares	Apr. 22, 2022 CAD ($) $ / shares shares	Apr. 08, 2022 $ / shares shares	Mar. 10, 2022 $ / shares shares	Mar. 07, 2022 $ / shares shares	Jan. 20, 2022 USD ($) $ / shares shares	Dec. 13, 2021 $ / shares shares	Dec. 03, 2021 $ / shares shares	Nov. 26, 2021 USD ($) $ / shares shares	Nov. 04, 2021 $ / shares $ / shares shares	Nov. 03, 2021 USD ($) $ / shares shares	Oct. 18, 2021 USD ($)	Oct. 01, 2021 $ / shares shares	Aug. 30, 2021 $ / shares shares	Aug. 11, 2021 USD ($) $ / shares shares	Aug. 11, 2021 CAD ($) shares	Jul. 16, 2021 USD ($) shares	Jul. 16, 2021 CAD ($) $ / shares shares	Jul. 16, 2021 USD ($) shares	Jul. 16, 2021 CAD ($) $ / shares shares	Jun. 17, 2021 USD ($) shares	Jun. 17, 2021 CAD ($) $ / shares shares	Jun. 07, 2021 USD ($) shares	May 28, 2021 USD ($) shares	May 28, 2021 CAD ($) $ / shares shares	May 18, 2021 USD ($) shares	May 05, 2021 CAD ($) $ / shares	Apr. 27, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) $ / shares shares	Mar. 24, 2021 USD ($) shares	Mar. 24, 2021 CAD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 29, 2021 CAD ($) $ / shares shares	Jan. 15, 2021 USD ($) shares	Jan. 15, 2021 CAD ($) shares	Dec. 30, 2020 $ / shares shares	Nov. 20, 2020 USD ($) shares	Nov. 20, 2020 CAD ($) $ / shares shares	Sep. 10, 2020 CAD ($) $ / shares shares	May 26, 2020 USD ($) shares	May 26, 2020 CAD ($) shares	Feb. 19, 2020 $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 17, 2020 CAD ($) shares	Aug. 08, 2018	Apr. 27, 2022 $ / shares shares	Jun. 17, 2021 USD ($)	Jan. 31, 2022 CAD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 CAD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Apr. 27, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares $ / shares shares	Oct. 31, 2022 $ / shares shares	Apr. 30, 2022 $ / shares	Nov. 03, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Aug. 11, 2021 $ / shares	Jul. 15, 2021 USD ($)	Jul. 15, 2021 CAD ($) $ / shares	Jun. 11, 2021 shares	Jun. 07, 2021 CAD ($) $ / shares shares	Apr. 30, 2021 $ / shares	Apr. 24, 2021 $ / shares	Mar. 11, 2021 CAD ($)	Feb. 08, 2021 shares	Jan. 15, 2021 $ / shares	Jan. 13, 2021 $ / shares	Oct. 31, 2020 CAD ($) $ / shares shares	Jul. 27, 2020 USD ($)	Jul. 27, 2020 CAD ($) $ / shares	Jan. 17, 2020 CAD ($) $ / shares	Aug. 29, 2018 USD ($)	Aug. 28, 2018 USD ($)	Nov. 01, 2016 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common voting shares	1,000,000,000																																																1,000,000,000							1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000				1,000,000,000												1,000,000,000
Common stock, par value | (per share)	$ 0.001																																																$ 0.001							$ 0.001				$ 0.001		$ 0.001	$ 0.001			$ 0.65												$ 0.30
Warrants expire date																																																												Feb. 19, 2020							Feb. 19, 2020
Common stock warrants exercised																																										35,472,661
Exercise of warrants price per share | $ / shares		$ 0.20																																								$ 0.08																									$ 0.05
Common stock warrants exercised																																																												4,864,000							4,864,000
Shares issued, price per share | $ / shares																																																																		$ 0.65		$ 0.65																	$ 0.05
Common stock shares subscriptions | $	$ 388,701																																																$ 388,701							$ 388,701				$ 209,827		$ 596,872	$ 596,872
Common stock shares issued																																								500,000	500,000
Proceeds from stock options erercised																																								$ 26,401	$ 37,000
Proceeds from other equity | $																																								$ 19,775
Common stock, shares issued	434,866,801	933,333									9,163,425												1,538,461			1,360,959																							434,866,801							434,866,801				392,943,398		323,419,527	323,419,527			9,163,425	392,943,398					1,538,461							323,419,527
Convertiable common shares																										263,973
Conversion of stock value | $												$ 26,286
Fair value of assets											$ 4,796,832												$ 305,832																																											$ 5,956,226						$ 369,231			$ 5,956,226
Proceeds from stock warrants erercised																																																												$ 887,520	$ 1,120,130
Common stock warrants expired unexercised																																																												525,173							525,173
Number of stock options granted																																																								1,250,000	1,250,000	15,650,000		38,800,000	38,800,000	6,600,000
Common stock, value, issued | $	$ 39,096,950																																																$ 39,096,950							$ 39,096,950				$ 29,842,167		$ 21,322,022	$ 21,322,022
Shares available for grant																																																												5,892,368							5,892,368
Share based compensation | $																																																	$ 302,254				$ (1,060,085)			$ 433,829				$ 11,051,124		$ 666,259
Stock options granted | $ / shares																																																													$ 0.22
Total outstanding, beginning balance										61,260,000	61,260,000																																								61,260,000	61,260,000				61,260,000	61,260,000	28,420,000		28,420,000	28,420,000	29,630,000		28,420,000
Stock issued during period shares stock options exercised																																																								750,000	750,000	100,000		(2,630,000)	(2,630,000)	(500,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(4,250,000)	(4,250,000)	(17,250,000)		(3,330,000)	(3,330,000)	(7,310,000)
Total outstanding, ending balance	57,510,000																																																57,510,000	57,510,000			26,720,000			57,510,000	57,510,000	26,720,000		61,260,000	61,260,000	28,420,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	57,360,000																																																57,360,000				26,720,000			57,360,000		26,720,000	26,720,000	60,797,500		27,420,000	27,420,000				60,797,500												27,420,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								3 years 1 month 24 days	3 years 1 month 24 days	2 years 9 months 10 days		3 years 5 months 15 days	3 years 5 months 15 days	3 years 2 months 4 days
Weighted average exercise price, beginning balance | $ / shares										$ 0.33	$ 0.33																																									$ 0.33					$ 0.33		$ 0.09		$ 0.09		$ 0.07	$ 0.09
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																																																									0.44		0.13		0.46		0.13
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																																																									0.05		0.05		0.07		0.07
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares																																																									0.11		0.13		0.09		0.07
Weighted average exercise price, ending balance | $ / shares	$ 0.34																																																	$ 0.34							0.34		0.09		0.33		0.09
Weighted average exercise price, vested | $ / shares	$ 0.33																																																	$ 0.33							$ 0.33		$ 0.09		$ 0.32		$ 0.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 2,149,050																																																$ 2,149,050				$ 597,721			$ 2,149,050		$ 597,721	$ 597,721	$ 19,994,025		$ 801,922	$ 801,922
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $	$ 2,102,148																																																$ 2,102,148				$ 597,721			$ 2,102,148		$ 597,721	$ 597,721	$ 19,908,026		$ 866,441	$ 866,441
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																																																								3 years 1 month 24 days	3 years 1 month 24 days	2 years 9 months 10 days		3 years 5 months 15 days	3 years 5 months 15 days	3 years 2 months 4 days
Intrinsic value of options exercised | $																																																												$ 962,936		$ 28,533
Principal amount | $		$ 100,000
Antidilutive securities excluded from computation of earnings per share amount																																																								96,006,372	96,006,372			120,808,982	120,808,982	38,529,642
Stock Issued During Period, Shares, Conversion of Convertible Securities																																														2,000,000
Proceeds from issuance of common stock | $																																																								$ 3,851,614		$ 1,856,336		$ 7,328,389		$ 2,715,129
Accrued interest | $		$ 12,000
Unit placement assigned value | $
Class A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares				$ 0.13		$ 0.13	$ 0.13			$ 0.13																																				$ 0.13
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				500,000			500,000			500,000																																				1,000,000
Class B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares				$ 0.19		$ 0.19	$ 0.19			$ 0.19																																				$ 0.19
Payments of stock issuance costs | $						$ 1,361
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				500,000		500,000	500,000			500,000																																				1,000,000
Equipment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																							1,538,461
Shares issued, price per share | $ / shares																																																																								$ 0.24
Fair value of assets																							$ 305,832																																																	$ 369,231
July 2021 Convertible Debenture [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares																																																																						$ 0.20
Convertiable common shares		933,333
Principal amount																																																												$ 79,542							$ 100,000		$ 79,542	$ 100,000
July 2020 Convertible Debenture [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																										1,360,959
Shares issued, price per share | $ / shares																																																																																	$ 0.15
Common stock, shares issued																										1,360,959
Convertiable common shares																										263,973
Conversion of stock value | $																										$ 26,286
Common stock, value, issued | $																										$ 26,286
Principal amount																																																																																$ 112,124	$ 150,000
June 2021 Convertible Debentures [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, conversion of units				1,000,000		1,000,000	1,000,000			1,000,000																																				2,000,000
Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Stock options granted | $ / shares																																																									$ 0.07
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Mar. 27, 2022	Mar. 27, 2022	Feb. 11, 2021		Feb. 11, 2021	Feb. 11, 2021	May 31, 2020
Share Price | $ / shares																																																																	$ 0.05								$ 0.05
Total outstanding, beginning balance										1,500,000	1,500,000																																								1,500,000	1,500,000				1,500,000	1,500,000	800,000		800,000	800,000			800,000
Stock issued during period shares stock options exercised																																																								(750,000)	(750,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(750,000)	(750,000)	(800,000)
Total outstanding, ending balance																																																												1,500,000	1,500,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																										10 days
Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Stock options granted | $ / shares																																																									$ 0.56
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Dec. 30, 2022	Dec. 30, 2022	Aug. 16, 2021		Aug. 16, 2021	Aug. 16, 2021	Jun. 03, 2020
Share Price | $ / shares																																																																	0.13								0.05
Total outstanding, beginning balance										6,000,000	6,000,000																																								6,000,000	6,000,000				6,000,000	6,000,000	600,000		600,000	600,000			600,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(150,000)	(150,000)
Total outstanding, ending balance	5,850,000																																																5,850,000	5,850,000			600,000			5,850,000	5,850,000	600,000		6,000,000	6,000,000	600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	5,850,000																																																5,850,000				600,000			5,850,000		600,000	600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								8 months 1 day	8 months 1 day	6 months 14 days
Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Aug. 12, 2023	Aug. 12, 2023	Mar. 27, 2022		Mar. 27, 2022	Mar. 27, 2022	Feb. 11, 2021
Share Price | $ / shares																																																																	0.05								0.05
Total outstanding, beginning balance										2,290,000	2,290,000																																								2,290,000	2,290,000				2,290,000	2,290,000	1,750,000		1,750,000	1,750,000			1,750,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(750,000)	(750,000)
Total outstanding, ending balance	1,540,000																																																1,540,000	1,540,000			1,750,000			1,540,000	1,540,000	1,750,000		2,290,000	2,290,000	1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,540,000																																																1,540,000				1,750,000			1,540,000		1,750,000	1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								1 year 3 months 10 days	1 year 3 months 10 days	1 year 1 month 24 days
Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Dec. 03, 2023	Dec. 03, 2023	Aug. 26, 2022		Aug. 26, 2022	Aug. 26, 2022	Aug. 16, 2021
Share Price | $ / shares																																																																	0.05								0.13
Total outstanding, beginning balance										6,450,000	6,450,000																																								6,450,000	6,450,000				6,450,000	6,450,000	500,000		500,000	500,000			500,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(1,000,000)	(1,000,000)	(500,000)
Total outstanding, ending balance	5,450,000																																																5,450,000	5,450,000						5,450,000	5,450,000			6,450,000	6,450,000	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	5,450,000																																																5,450,000							5,450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								1 year 7 months 2 days	1 year 7 months 2 days
Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																										6,150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								May 22, 2024	May 22, 2024	Dec. 30, 2022		Dec. 30, 2022	Dec. 30, 2022	Mar. 27, 2022
Share Price | $ / shares																																																																	0.12								0.13
Total outstanding, beginning balance										7,900,000	7,900,000																																								7,900,000	7,900,000				7,900,000	7,900,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(850,000)	(850,000)	(6,150,000)
Total outstanding, ending balance	7,050,000																																																7,050,000	7,050,000						7,050,000	7,050,000			7,900,000	7,900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	7,050,000																																																7,050,000							7,050,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								2 years 21 days	2 years 21 days	1 year 10 months 28 days
Option Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Nov. 03, 2024	Nov. 03, 2024	Apr. 19, 2023		Apr. 19, 2023	Apr. 19, 2023	Aug. 26, 2022
Share Price | $ / shares																																																																	0.15								0.05
Total outstanding, beginning balance										700,000	700,000																																								700,000	700,000				700,000	700,000	800,000		800,000	800,000			800,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance	700,000																																																700,000	700,000			800,000			700,000	700,000	800,000		700,000	700,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	700,000																																																700,000				800,000			700,000		800,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								2 years 6 months 7 days	2 years 6 months 7 days	2 years 2 months 15 days
Option Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Nov. 24, 2024	Nov. 24, 2024	Aug. 12, 2023		Aug. 12, 2023	Aug. 12, 2023	Apr. 19, 2023
Share Price | $ / shares																																																																	0.16								0.05
Total outstanding, beginning balance										320,000	320,000																																								320,000	320,000				320,000	320,000	3,120,000		3,120,000	3,120,000			3,120,000
Stock issued during period shares stock options exercised																																																										(100,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(300,000)	(300,000)
Total outstanding, ending balance	20,000																																																20,000	20,000			3,020,000			20,000	20,000	3,020,000		320,000	320,000	3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	20,000																																																20,000				3,020,000			20,000		3,020,000	3,020,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								2 years 6 months 25 days	2 years 6 months 25 days	2 years 6 months 10 days
Option Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Mar. 26, 2025	Mar. 26, 2025	Dec. 03, 2023		Dec. 03, 2023	Dec. 03, 2023	Aug. 12, 2023
Share Price | $ / shares																																																																	0.11								0.05
Total outstanding, beginning balance										100,000	100,000																																								100,000	100,000				100,000	100,000	7,000,000		7,000,000	7,000,000			7,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance	100,000																																																100,000	100,000			7,000,000			100,000	100,000	7,000,000		100,000	100,000	7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	100,000																																																100,000				7,000,000			100,000		7,000,000	7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								2 years 10 months 28 days	2 years 10 months 28 days	2 years 10 months 2 days
Option Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Apr. 23, 2025	Apr. 23, 2025	May 22, 2024		May 22, 2024	May 22, 2024	Dec. 03, 2023
Share Price | $ / shares																																																																	0.12								0.12
Total outstanding, beginning balance										3,350,000	3,350,000																																								3,350,000	3,350,000				3,350,000	3,350,000	7,950,000		7,950,000	7,950,000			7,950,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(250,000)	(250,000)
Total outstanding, ending balance	3,100,000																																																3,100,000	3,100,000			7,950,000			3,100,000	3,100,000	7,950,000		3,350,000	3,350,000	7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,100,000																																																3,100,000				7,950,000			3,100,000		7,950,000	7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								2 years 11 months 23 days	2 years 11 months 23 days	3 years 3 months 21 days
Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Dec. 30, 2025	Dec. 30, 2025	Nov. 03, 2024		Nov. 03, 2024	Nov. 03, 2024	May 22, 2024
Share Price | $ / shares																																																																	0.13								0.15
Total outstanding, beginning balance										9,500,000	9,500,000																																								9,500,000	9,500,000				9,500,000	9,500,000	700,000		700,000	700,000			700,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance	9,500,000																																																9,500,000	9,500,000			700,000			9,500,000	9,500,000	700,000		9,500,000	9,500,000	700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	9,500,000																																																9,500,000				700,000			9,500,000		700,000	700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								3 years 8 months 1 day	3 years 8 months 1 day	3 years 9 months 3 days
Option Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Aug. 30, 2026	Aug. 30, 2026	Nov. 24, 2024		Nov. 24, 2024	Nov. 24, 2024	Nov. 03, 2024
Share Price | $ / shares																																																																	0.70								0.16
Total outstanding, beginning balance										21,700,000	21,700,000																																								21,700,000	21,700,000				21,700,000	21,700,000	900,000		900,000	900,000			900,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																								(200,000)	(200,000)
Total outstanding, ending balance	21,500,000																																																21,500,000	21,500,000			900,000			21,500,000	21,500,000	900,000		21,700,000	21,700,000	900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	21,350,000																																																21,350,000				900,000			21,350,000		900,000	900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								4 years 4 months 2 days	4 years 4 months 2 days	3 years 9 months 25 days
Option Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Oct. 01, 2026	Oct. 01, 2026	Mar. 26, 2025		Mar. 26, 2025	Mar. 26, 2025	Nov. 24, 2024
Share Price | $ / shares																																																																	0.50								0.11
Total outstanding, beginning balance										1,450,000	1,450,000																																								1,450,000	1,450,000				1,450,000	1,450,000	300,000		300,000	300,000			300,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance	1,450,000																																																1,450,000	1,450,000			300,000			1,450,000	1,450,000	300,000		1,450,000	1,450,000	300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,450,000																																																1,450,000				300,000			1,450,000		300,000	300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								4 years 5 months 1 day	4 years 5 months 1 day	4 years 1 month 24 days
Option Thirteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																								250,000	250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Dec. 03, 2026	Dec. 03, 2026	Apr. 23, 2025		Apr. 23, 2025	Apr. 23, 2025	Mar. 26, 2025
Share Price | $ / shares																																																																	0.58								0.12
Total outstanding, beginning balance																																																										4,000,000		4,000,000	4,000,000			4,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																										(300,000)
Total outstanding, ending balance	250,000																																																250,000	250,000			3,700,000			250,000	250,000	3,700,000				4,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	250,000																																																250,000				3,700,000			250,000		3,700,000	3,700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								4 years 7 months 6 days	4 years 7 months 6 days	4 years 2 months 23 days
Option Fourteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																								500,000	500,000	9,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																																								Mar. 07, 2027	Mar. 07, 2027	Dec. 30, 2025		Dec. 30, 2025	Dec. 30, 2025	Apr. 23, 2025
Share Price | $ / shares																																																																	0.40								$ 0.13
Total outstanding, beginning balance
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																										(9,500,000)
Total outstanding, ending balance	500,000																																																500,000	500,000						500,000	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	500,000																																																500,000							500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																								4 years 10 months 6 days	4 years 10 months 6 days	4 years 11 months 1 day
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options granted | $ / shares																																																													$ 0.36		$ 0.14
May 31, 2020 [Member] | Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.08
Total outstanding, beginning balance																																																														400,000
Stock issued during period shares stock options exercised																																																												(400,000)	(400,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number
June Three Two Thousand Twenty [Member] | Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.05
Total outstanding, beginning balance																																																														550,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(550,000)
Total outstanding, ending balance
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number
February 11, 2021 [Member] | Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.05
Total outstanding, beginning balance																																																										800,000		800,000	800,000	1,300,000		800,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(500,000)
Total outstanding, ending balance																																																														800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														800,000	800,000																800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														6 months 10 days
August 16, 2021 [Member] | Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.05
Total outstanding, beginning balance																																																										600,000		600,000	600,000	1,200,000		600,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(600,000)
Total outstanding, ending balance																																																														600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														600,000	600,000																600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														1 year 14 days
March 27, 2022 [Member] | Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.05
Total outstanding, beginning balance																																																										1,750,000		1,750,000	1,750,000	2,000,000		1,750,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(250,000)
Total outstanding, ending balance																																																														1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														1,750,000	1,750,000																1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														1 year 7 months 24 days
August 26, 2022 [Member] | Option Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																														500,000
Share Price | $ / shares																																																																															$ 0.13
Total outstanding, beginning balance																																																										500,000		500,000	500,000			500,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																														500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number
April 19, 2023 [Member] | Option Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.05
Total outstanding, beginning balance																																																										800,000		800,000	800,000	800,000		800,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																														800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														800,000	800,000																800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														2 years 8 months 19 days
August 12, 2023 [Member] | Option Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.05
Total outstanding, beginning balance																																																										3,120,000		3,120,000	3,120,000	3,780,000		3,120,000
Stock issued during period shares stock options exercised																																																												(100,000)	(100,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(560,000)
Total outstanding, ending balance																																																														3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														3,120,000	3,120,000																3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														3 years 10 days
December 3, 2023 [Member] | Option Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.05
Total outstanding, beginning balance																																																										7,000,000		7,000,000	7,000,000	9,600,000		7,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(2,600,000)
Total outstanding, ending balance																																																														7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														7,000,000	7,000,000																7,000,000
December 3, 2023 [Member] | Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														3 years 4 months 6 days
May 22, 2024 [Member] | Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																															$ 0.12
Total outstanding, beginning balance																																																										7,950,000		7,950,000	7,950,000	10,000,000		7,950,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(2,050,000)
Total outstanding, ending balance																																																														7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														7,950,000	7,950,000																7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														3 years 9 months 21 days
November 3, 2024 [Member] | Option Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																														700,000
Share Price | $ / shares																																																																															$ 0.15
Total outstanding, beginning balance																																																										700,000		700,000	700,000			700,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																														700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														700,000	700,000																700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														4 years 3 months 7 days
November 24, 2024 [Member] | Option Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																														900,000
Share Price | $ / shares																																																																															$ 0.16
Total outstanding, beginning balance																																																										900,000		900,000	900,000			900,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																														900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														775,000	775,000																775,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														4 years 3 months 25 days
March 26, 2025 [Member] | Option Thirteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																														300,000
Share Price | $ / shares																																																																															$ 0.11
Total outstanding, beginning balance																																																										300,000		300,000	300,000			300,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																														300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														300,000	300,000																300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														4 years 7 months 28 days
April 23, 2025 [Member] | Option Fourteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																														4,200,000
Share Price | $ / shares																																																																															$ 0.12
Total outstanding, beginning balance																																																										4,000,000		4,000,000	4,000,000			4,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																														(200,000)
Total outstanding, ending balance																																																														4,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																														3,625,000	3,625,000																3,625,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																														4 years 8 months 23 days
2017 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																				15,650,000																										6,600,000
Options exercisable price | $ / shares																																				$ 0.13
Stock option granted terms																																													Stock options granted are subject to a maximum term of 5 years. All options granted shall vest immediately, except for those options granted to persons performing investor relations activities for the Company
2017 Stock Option Plan [Member] | Exercisable at Five Years [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options exercisable																																				9,500,000
2017 Stock Option Plan [Member] | Exercisable at Two Years [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options exercisable																																				6,150,000
2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted	9,092,368		500,000		500,000			250,000					1,450,000	21,700,000
Maximum number of common shares available																																																																							27,312,368
Number of stock options forfeited																																																												1,730,000	1,730,000
Options exercisable price | $ / shares			$ 0.40		$ 0.40			$ 0.58					$ 0.50	$ 0.70
Options exercisable period			5 years		5 years			5 years					5 years	5 years
Shares available for grant																																																												29,042,368							29,042,368
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from stock options erercised																																																	$ 29,715	$ 37,500										$ 140,734	$ 175,800
Proceeds from other equity | $																																																	$ 22,203											$ 121,932
Number of stock options granted																																																	750,000	750,000										2,630,000	2,630,000
Options exercisable price | $ / shares																																																																	0.05
Stock options granted | $ / shares																																																									$ 0.37		$ 0.09
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																																												33,000,000
Maximum [Member] | 2017 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of authorized grant stock options																																													20.00%
Options exercisable price | $ / shares																																																																															$ 0.16
Options exercisable period																																																														5 years
Maximum [Member] | 2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Maximum number of common shares available	33,292,368																																																33,292,368							33,292,368
Number of stock options forfeited																																																												29,042,368	29,042,368
Maximum [Member] | Director and Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of ownership of common stock																																																																																				5.00%
Common stock, value, issued | $																																																																																			$ 5,000,000	$ 5,000,000
Maximum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of options price per share | $ / shares																																																																$ 0.16
Options exercisable price | $ / shares																																																																			$ 0.16
Minimum [Member] | 2017 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercisable price | $ / shares																																																																															$ 0.11
Options exercisable period																																																														2 years
Minimum [Member] | 2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Maximum number of common shares available	5,980,000																																																5,980,000							5,980,000
Number of stock options forfeited																																																												1,730,000	1,730,000
Minimum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of options price per share | $ / shares																																																													$ 0.05
Options exercisable price | $ / shares																																																																			$ 0.05
Non Brokered Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares															3,827,601	3,827,601	4,350,000	4,350,000	4,350,000	4,350,000	23,076,926	23,076,926																					3,643,792	3,643,792										25,724,955	25,724,955	25,724,955	25,724,955
Shares issued, price per share | (per share)															$ 0.44			$ 0.20		$ 0.20							$ 0.13		$ 0.13										$ 0.13																$ 0.13										0.13			$ 0.55														$ 0.15
Proceeds from issuance of private placement															$ 1,683,336	$ 2,105,180	$ 690,860	$ 870,000	$ 690,860	$ 870,000		$ 3,000,000																					$ 416,719	$ 546,569			$ 2,442,531							$ 2,621,314	$ 3,344,244	$ 2,621,314	$ 3,344,244
Common stock shares subscriptions																																											39,722																			$ 596,872	$ 596,872																$ 747,392			$ 52,922
Finders fees paid | $																																											$ 41,275
Issuance of shares, description															Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche.																	Each unit is comprised of one common share and one common share purchase warrant exercisable at CA$0.19 per common share for a period of one year.															Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche.
Payments of stock issuance costs | $															$ 124,923		$ 48,319		$ 48,319		$ 154,336							$ 195,614																												$ 195,614
Shares issuance costs | $															$ 116,479
Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																								5,223,420	5,223,420												5,599,171	5,599,171
Shares issued, price per share | $ / shares																									$ 0.13													$ 0.13
Proceeds from issuance of private placement																								$ 561,844	$ 679,044												$ 556,876	$ 727,892
Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																		7,337,914	7,337,914
Shares issued, price per share | $ / shares																																																																													$ 0.13
Proceeds from issuance of private placement																																		$ 749,435	$ 953,930
Common stock shares subscriptions | $																																		$ 39,996
Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																5,382,303	5,382,303
Shares issued, price per share | $ / shares																																	$ 0.13
Proceeds from issuance of private placement																																$ 547,496	$ 699,699
Non Brokered Private Placement [Member] | Share Based Compensation Award Tranche Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																														6,554,172	6,554,172
Shares issued, price per share | $ / shares																															$ 0.13
Proceeds from issuance of private placement																														$ 678,270	$ 852,042
Non Brokered Private Placement [Member] | Share Based Compensation Award Tranche Five and Final [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																												851,395	851,395
Shares issued, price per share | $ / shares																						$ 0.13							$ 0.13																										$ 0.13																			$ 0.13
Proceeds from issuance of private placement																												$ 89,237	$ 110,681
Non Brokered Private Placement [Member] | Share Based Compensation Award Tranche Two And Final [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																					17,853,506	17,853,506
Shares issued, price per share | $ / shares																						$ 0.13
Proceeds from issuance of private placement																					$ 1,880,687	$ 2,320,956
Non Brokered Private Placement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																							53,846,154
Proceeds from issuance of private placement | $																											$ 3,000,000												$ 7,000,000
Non Brokered Private Placement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																																								23,076,926	23,076,926
Shares issued, price per share | $ / shares																																																																	0.13
Proceeds from issuance of private placement																																																								$ 2,442,531	$ 3,000,000
Issuance of shares, description																																																								Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche
Payments of stock issuance costs | $																																																								$ 154,336
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock warrants expired unexercised																																										24,794,484
Proceeds from other equity | $																																																												$ 4,291
Common stock, shares issued																																																												7,014,969							7,014,969
Common stock warrants expired unexercised																																																												525,173							525,173
Proceeds from stock warrants erercised																																																												$ 887,520	$ 1,120,130
Warrants expired unexercised																																																2,428,363				2,428,363
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares																																																																			$ 0.21															$ 0.21
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares																																																																			$ 0.05
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																																								1,375,499	1,375,499	25,724,955		56,979,482	56,979,482	3,643,791
Shares issued, price per share | $ / shares																																																																		$ 0.65						$ 0.24
Common stock shares issued																																																								750,000	750,000	100,000		2,630,000	2,630,000	500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,000,000		1,000,000	1,000,000			1,000,000																																														6,933,333	6,933,333			1,360,959	1,360,959
Proceeds from issuance of common stock																																																$ 2,899,295			$ 2,293,946
Warrants expired unexercised																																																15,389,448				15,389,448
Common Stock [Member] | Non Brokered Private Placement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares, description																																																								Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche	Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares									1,375,499
Shares issued, price per share | $ / shares									$ 0.55
Proceeds from issuance of private placement | $									$ 756,524
Payments of stock issuance costs | $									$ 26,656
Share Price | $ / shares									$ 0.75
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share | $ / shares																																																$ 0.19				$ 0.19
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																15,159,448				15,159,448
Proceeds from issuance of common stock																																																			2,279,136	$ 2,880,295
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share | $ / shares																																																																	0.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																200,000				200,000
Proceeds from issuance of common stock																																																				$ 10,000				$ 7,830
Common Stock Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share | $ / shares																																																$ 0.30				$ 0.30
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																30,000				30,000
Proceeds from issuance of common stock																																																			$ 6,981	$ 9,000
Common Stock Purchase Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																																	929,005	929,005
Shares issued, price per share | $ / shares																																																																	0.19
Common stock warrants expired unexercised	3,191,933																																																3,191,933							3,191,933
Proceeds from issuance of common stock																																																	$ 929,005	$ 1,177,755
Common stock broker warrants expired unexercised	40,000																																																40,000							40,000
Common Stock Purchase Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																																	2,082,025	2,082,025
Shares issued, price per share | $ / shares																																																																	0.05
Proceeds from issuance of common stock																																																	$ 81,354	$ 104,101
Common Stock Purchase Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued pursuant to private placements [note 13[b]], shares																																																	30,960	30,960
Shares issued, price per share | $ / shares																																																																	$ 0.30
Proceeds from issuance of common stock																																																	$ 7,357	$ 9,288